UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-215

Fidelity Hastings Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Discovery Fund

March 31, 2005

CII-QTLY-0505

1.799853.101

Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.3%
Auto Components - 0.8%
Michelin SA (Compagnie Generale des Etablissements) Series B	58,451	$ 3,841
Automobiles - 0.3%
Monaco Coach Corp.	4,000	65
Toyota Motor Corp. ADR	16,000	1,190
		1,255
Hotels, Restaurants & Leisure - 1.7%
Gaylord Entertainment Co. (a)	11,800	477
International Game Technology	172,800	4,607
Sportingbet PLC (a)	175,200	886
Vail Resorts, Inc. (a)	3,900	98
WMS Industries, Inc. (a)	71,300	2,008
		8,076
Household Durables - 1.4%
Sony Corp.	158,500	6,343
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (a)	48,600	1,666
Leisure Equipment & Products - 0.6%
Brunswick Corp.	38,400	1,799
Hasbro, Inc.	59,600	1,219
		3,018
Media - 3.3%
Clear Channel Communications, Inc.	68,100	2,347
Cumulus Media, Inc. Class A (a)	124,101	1,768
EchoStar Communications Corp. Class A	52,500	1,536
Entercom Communications Corp. Class A (a)	9,800	348
Getty Images, Inc. (a)	10,200	725
Lamar Advertising Co. Class A (a)	185,793	7,486
Pixar (a)	157	15
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	27,700	357
XM Satellite Radio Holdings, Inc. Class A (a)	31,600	995
		15,577
Specialty Retail - 2.7%
Electronics Boutique Holding Corp. (a)	52,500	2,256
GameStop Corp. Class A (a)	103,100	2,285
Monro Muffler Brake, Inc. (a)	64,378	1,662
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Staples, Inc.	168,400	$ 5,293
Urban Outfitters, Inc. (a)	27,400	1,314
		12,810
Textiles, Apparel & Luxury Goods - 0.1%
Ashworth, Inc. (a)	40,400	460
TOTAL CONSUMER DISCRETIONARY		53,046
CONSUMER STAPLES - 14.4%
Beverages - 0.9%
The Coca-Cola Co.	97,700	4,071
Food & Staples Retailing - 1.8%
Wal-Mart Stores, Inc.	169,900	8,514
Food Products - 2.6%
Bunge Ltd.	12,140	654
Groupe Danone	39,000	3,880
Hormel Foods Corp.	51,325	1,597
Kellogg Co.	15,700	679
Kraft Foods, Inc. Class A	81,900	2,707
The J.M. Smucker Co.	56,600	2,847
		12,364
Household Products - 3.7%
Colgate-Palmolive Co.	125,900	6,568
Procter & Gamble Co.	199,200	10,558
		17,126
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	11,810	531
Tobacco - 5.3%
Altria Group, Inc.	295,600	19,329
Loews Corp. - Carolina Group	128,000	4,237
UST, Inc.	21,700	1,122
		24,688
TOTAL CONSUMER STAPLES		67,294
ENERGY - 0.5%
Energy Equipment & Services - 0.5%
Halliburton Co.	49,100	2,124
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil & Gas - 0.0%
Quicksilver Resources, Inc. (a)	4,000	$ 195
TOTAL ENERGY		2,319
FINANCIALS - 16.0%
Capital Markets - 1.6%
Goldman Sachs Group, Inc.	23,300	2,563
T. Rowe Price Group, Inc.	77,900	4,626
		7,189
Commercial Banks - 0.7%
Bank of America Corp.	12,200	538
Boston Private Financial Holdings, Inc.	2,300	55
Uniao de Bancos Brasileiros SA (Unibanco) unit	130,800	904
Wachovia Corp.	37,000	1,884
		3,381
Consumer Finance - 2.9%
SLM Corp.	273,150	13,614
Insurance - 10.1%
ACE Ltd.	134,500	5,551
AFLAC, Inc.	170,500	6,353
AMBAC Financial Group, Inc.	104,700	7,826
American International Group, Inc.	416,450	23,075
Endurance Specialty Holdings Ltd.	19,300	730
Scottish Re Group Ltd.	28,100	633
St. Paul Travelers Companies, Inc.	75,900	2,788
W.R. Berkley Corp.	7,200	357
		47,313
Real Estate - 0.7%
Spirit Finance Corp. (d)	310,300	3,370
TOTAL FINANCIALS		74,867
HEALTH CARE - 8.2%
Biotechnology - 0.4%
Gilead Sciences, Inc. (a)	2,000	72
Millennium Pharmaceuticals, Inc. (a)	58,300	491
ONYX Pharmaceuticals, Inc. (a)	13,600	426
OSI Pharmaceuticals, Inc. (a)	22,400	926
		1,915
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 1.6%
BioLase Technology, Inc.	63,100	$ 536
Guidant Corp.	98,200	7,257
		7,793
Health Care Providers & Services - 1.2%
UnitedHealth Group, Inc.	57,900	5,523
Pharmaceuticals - 5.0%
Cipla Ltd.	25,602	150
Johnson & Johnson	36,400	2,445
Novartis AG sponsored ADR	48,600	2,274
Pfizer, Inc.	270,700	7,111
Roche Holding AG (participation certificate)	106,384	11,399
		23,379
TOTAL HEALTH CARE		38,610
INDUSTRIALS - 12.8%
Aerospace & Defense - 3.7%
Honeywell International, Inc.	267,100	9,939
Northrop Grumman Corp.	52,900	2,856
The Boeing Co.	73,900	4,320
		17,115
Airlines - 3.1%
AirTran Holdings, Inc. (a)	389,040	3,521
AMR Corp. (a)	117,600	1,258
Delta Air Lines, Inc. (a)	873,660	3,538
Northwest Airlines Corp. (a)	668,506	4,472
Southwest Airlines Co.	117,600	1,675
		14,464
Electrical Equipment - 0.1%
Energy Conversion Devices, Inc. (a)	25,200	573
Industrial Conglomerates - 3.6%
General Electric Co.	370,180	13,349
Tyco International Ltd.	109,200	3,691
		17,040
Machinery - 2.0%
Caterpillar, Inc.	42,800	3,914
Deere & Co.	58,700	3,941
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
ITT Industries, Inc.	6,000	$ 541
Manitowoc Co., Inc.	29,800	1,204
		9,600
Marine - 0.3%
Alexander & Baldwin, Inc.	30,300	1,248
TOTAL INDUSTRIALS		60,040
INFORMATION TECHNOLOGY - 14.0%
Communications Equipment - 3.5%
CIENA Corp. (a)	3,302,500	5,680
Corning, Inc. (a)	679,900	7,567
Finisar Corp. (a)	1,479,424	1,849
JDS Uniphase Corp. (a)	799,600	1,335
Juniper Networks, Inc. (a)	900	20
		16,451
Computers & Peripherals - 1.4%
Dell, Inc. (a)	2,400	92
Diebold, Inc.	60,300	3,307
EMC Corp. (a)	19,600	241
Fujitsu Ltd.	158,000	949
Western Digital Corp. (a)	161,400	2,058
		6,647
Electronic Equipment & Instruments - 0.3%
Applied Films Corp. (a)	800	18
Symbol Technologies, Inc.	106,400	1,542
		1,560
Internet Software & Services - 0.0%
Akamai Technologies, Inc. (a)	2,000	25
Yahoo!, Inc. (a)	700	24
		49
IT Services - 0.1%
Anteon International Corp. (a)	2,000	78
Infosys Technologies Ltd.	2,009	104
		182
Semiconductors & Semiconductor Equipment - 1.3%
Analog Devices, Inc.	5,800	210
Applied Materials, Inc.	800	13
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ASML Holding NV (NY Shares) (a)	7,800	$ 131
Cymer, Inc. (a)	14,400	385
Integrated Circuit Systems, Inc. (a)	866	17
Integrated Device Technology, Inc. (a)	8,003	96
Intel Corp.	9,990	232
KLA-Tencor Corp.	800	37
NVIDIA Corp. (a)	31,200	741
PMC-Sierra, Inc. (a)	246,929	2,173
Samsung Electronics Co. Ltd.	10	5
Silicon Laboratories, Inc. (a)	4,354	129
Teradyne, Inc. (a)	66,400	969
United Microelectronics Corp. sponsored ADR	77,872	262
Volterra Semiconductor Corp.	20,300	274
Xilinx, Inc.	15,600	456
		6,130
Software - 7.4%
Activision, Inc. (a)	59,833	886
BEA Systems, Inc. (a)	197,500	1,574
Electronic Arts, Inc. (a)	55,778	2,888
Macrovision Corp. (a)	47,745	1,088
Microsoft Corp.	1,102,660	26,649
NDS Group PLC sponsored ADR (a)	19,600	681
TIBCO Software, Inc. (a)	97,800	729
		34,495
TOTAL INFORMATION TECHNOLOGY		65,514
MATERIALS - 4.5%
Chemicals - 1.8%
Monsanto Co.	130,800	8,437
Metals & Mining - 2.7%
Glamis Gold Ltd. (a)	248,700	3,862
High River Gold Mines Ltd. (a)	203,900	270
IAMGOLD Corp.	176,000	1,084
Meridian Gold, Inc. (a)	139,500	2,353
Newmont Mining Corp.	122,640	5,182
		12,751
TOTAL MATERIALS		21,188
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 9.0%
Diversified Telecommunication Services - 9.0%
BellSouth Corp.	194,500	$ 5,113
SBC Communications, Inc.	856,100	20,281
Verizon Communications, Inc.	466,730	16,569
		41,963
TOTAL COMMON STOCKS (Cost $442,803)		424,841
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(e)	6,900	0
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Geneprot, Inc. Series A (a)(e) (Cost $456)	64,000	55
Convertible Bonds - 0.5%
		Principal Amount (000s)
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.5%
CIENA Corp. 3.75% 2/1/08	$ 2,960	2,620
TOTAL CONVERTIBLE BONDS (Cost $2,726)		2,620
Money Market Funds - 11.5%
	Shares	Value (000s)
Fidelity Cash Central Fund, 2.73% (b)	39,960,774	$ 39,961
Fidelity Securities Lending Cash Central Fund, 2.74% (b)(c)	13,746,200	13,746
TOTAL MONEY MARKET FUNDS (Cost $53,707)		53,707
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $499,692)		481,223
NET OTHER ASSETS - (2.7)%		(12,860)
NET ASSETS - 100%		$ 468,363
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,370,000 or 0.7% of net assets.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $55,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies, Inc. Series E	9/19/00	$ 119
Geneprot, Inc. Series A	7/7/00	$ 352
Income Tax Information

At March 31, 2005, the aggregate cost of investment securities for income tax purposes was $501,573,000. Net unrealized depreciation aggregated $20,350,000, of which $12,536,000 related to appreciated investment securities and $32,886,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ®Fund

March 31, 2005

FID-QTLY-0505

1.799854.101

Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.2%
Automobiles - 0.7%
Harley-Davidson, Inc.	1,166,300	$ 67,365
Hotels, Restaurants & Leisure - 0.5%
Carnival Corp. unit	961,285	49,804
Household Durables - 2.1%
Fortune Brands, Inc.	964,000	77,727
Sony Corp. sponsored ADR	1,540,100	61,635
Toll Brothers, Inc. (a)	980,950	77,348
		216,710
Media - 4.9%
Lamar Advertising Co. Class A (a)	715,516	28,828
McGraw-Hill Companies, Inc.	1,804,000	157,399
News Corp.:
Class A	3,735,036	63,197
Class B	5,126,400	90,276
Walt Disney Co.	4,823,200	138,571
XM Satellite Radio Holdings, Inc. Class A (a)	1,025,900	32,316
		510,587
Multiline Retail - 0.4%
Federated Department Stores, Inc.	665,300	42,340
Specialty Retail - 2.6%
Home Depot, Inc.	1,898,000	72,580
Staples, Inc.	6,214,100	195,309
		267,889
TOTAL CONSUMER DISCRETIONARY		1,154,695
CONSUMER STAPLES - 10.8%
Beverages - 1.8%
PepsiCo, Inc.	2,763,290	146,537
The Coca-Cola Co.	895,700	37,324
		183,861
Food & Staples Retailing - 2.1%
CVS Corp.	1,932,900	101,709
Sysco Corp.	730,529	26,153
Wal-Mart Stores, Inc.	668,020	33,474
Walgreen Co.	1,346,700	59,820
		221,156
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 2.1%
Archer-Daniels-Midland Co.	3,399,000	$ 83,547
Hershey Foods Corp.	506,800	30,641
Kellogg Co.	2,336,800	101,113
		215,301
Household Products - 1.0%
Procter & Gamble Co.	1,986,900	105,306
Personal Products - 2.0%
Gillette Co.	4,075,620	205,737
Tobacco - 1.8%
Altria Group, Inc.	2,841,000	185,773
TOTAL CONSUMER STAPLES		1,117,134
ENERGY - 6.9%
Energy Equipment & Services - 1.7%
Baker Hughes, Inc.	810,400	36,055
Halliburton Co.	868,200	37,550
Nabors Industries Ltd. (a)	412,900	24,419
Schlumberger Ltd. (NY Shares)	1,040,800	73,356
		171,380
Oil & Gas - 5.2%
ConocoPhillips	696,646	75,126
Exxon Mobil Corp.	4,345,100	258,968
Occidental Petroleum Corp.	734,500	52,274
Total SA sponsored ADR	1,007,200	118,074
Valero Energy Corp.	448,300	32,847
		537,289
TOTAL ENERGY		708,669
FINANCIALS - 17.6%
Capital Markets - 5.5%
Goldman Sachs Group, Inc.	2,099,800	230,957
Lehman Brothers Holdings, Inc.	1,000,500	94,207
Merrill Lynch & Co., Inc.	2,442,500	138,246
Morgan Stanley	1,889,500	108,174
		571,584
Commercial Banks - 2.8%
Bank of America Corp.	3,798,200	167,501
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
HSBC Holdings PLC sponsored ADR	318,100	$ 25,257
Wells Fargo & Co.	1,695,300	101,379
		294,137
Consumer Finance - 3.1%
American Express Co.	4,725,392	242,743
SLM Corp.	1,567,550	78,127
		320,870
Diversified Financial Services - 1.5%
Citigroup, Inc.	2,250,132	101,121
J.P. Morgan Chase & Co.	1,464,500	50,672
		151,793
Insurance - 3.6%
AFLAC, Inc.	1,008,400	37,573
American International Group, Inc.	2,664,800	147,657
Berkshire Hathaway, Inc. Class A (a)	569	49,503
Genworth Financial, Inc. Class A	1,423,900	39,186
Hartford Financial Services Group, Inc.	1,078,300	73,928
The Chubb Corp.	345,600	27,396
		375,243
Real Estate - 1.1%
AvalonBay Communities, Inc.	478,300	31,993
Equity Residential (SBI)	646,300	20,817
Vornado Realty Trust	803,900	55,686
		108,496
TOTAL FINANCIALS		1,822,123
HEALTH CARE - 12.6%
Biotechnology - 0.2%
ONYX Pharmaceuticals, Inc. (a)	579,700	18,174
Health Care Equipment & Supplies - 3.8%
Becton, Dickinson & Co.	1,397,800	81,659
C.R. Bard, Inc.	1,201,600	81,805
Guidant Corp.	498,300	36,824
Medtronic, Inc.	2,092,800	106,628
St. Jude Medical, Inc. (a)	2,209,000	79,524
		386,440
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 1.3%
UnitedHealth Group, Inc.	1,433,100	$ 136,689
Pharmaceuticals - 7.3%
Connetics Corp. (a)	1,221,800	30,899
Eli Lilly & Co.	495,500	25,816
Johnson & Johnson	4,450,000	298,862
Novartis AG sponsored ADR	2,199,400	102,888
Pfizer, Inc.	2,360,620	62,013
Roche Holding AG (participation certificate)	1,033,739	110,765
Schering-Plough Corp.	1,333,200	24,198
Wyeth	2,424,840	102,280
		757,721
TOTAL HEALTH CARE		1,299,024
INDUSTRIALS - 15.4%
Aerospace & Defense - 5.8%
EADS NV	2,086,779	62,377
Honeywell International, Inc.	5,464,200	203,323
Lockheed Martin Corp.	1,370,730	83,697
The Boeing Co.	4,333,600	253,342
		602,739
Air Freight & Logistics - 0.6%
United Parcel Service, Inc. Class B	830,500	60,411
Industrial Conglomerates - 7.4%
3M Co.	705,800	60,480
General Electric Co.	13,221,126	476,749
Tyco International Ltd.	6,645,700	224,625
		761,854
Machinery - 1.5%
Dover Corp.	1,637,600	61,885
ITT Industries, Inc.	1,073,700	96,891
		158,776
Road & Rail - 0.1%
Laidlaw International, Inc. (a)	509,200	10,591
TOTAL INDUSTRIALS		1,594,371
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 15.5%
Communications Equipment - 3.9%
Cisco Systems, Inc. (a)	5,215,800	$ 93,311
Juniper Networks, Inc. (a)	4,314,400	95,176
Motorola, Inc.	5,206,700	77,944
Nokia Corp. sponsored ADR	1,746,400	26,947
QUALCOMM, Inc.	3,064,300	112,307
		405,685
Computers & Peripherals - 4.6%
Dell, Inc. (a)	5,738,500	220,473
Diebold, Inc.	625,100	34,287
International Business Machines Corp.	1,584,100	144,755
Lexmark International, Inc. Class A (a)	549,200	43,920
Network Appliance, Inc. (a)	1,173,700	32,465
		475,900
Electronic Equipment & Instruments - 0.6%
Amphenol Corp. Class A	1,626,600	60,249
Internet Software & Services - 0.5%
Yahoo!, Inc. (a)	1,655,800	56,132
Semiconductors & Semiconductor Equipment - 3.2%
Analog Devices, Inc.	618,100	22,338
Applied Materials, Inc.	3,105,800	50,469
Freescale Semiconductor, Inc.:
Class A	259,280	4,395
Class B (a)	1,809,597	31,216
Intel Corp.	9,594,230	222,874
		331,292
Software - 2.7%
Microsoft Corp.	11,483,200	277,549
TOTAL INFORMATION TECHNOLOGY		1,606,807
MATERIALS - 5.9%
Chemicals - 5.0%
Air Products & Chemicals, Inc.	985,900	62,398
Dow Chemical Co.	1,192,630	59,453
Ecolab, Inc.	2,058,100	68,020
Monsanto Co.	2,953,627	190,509
Praxair, Inc.	3,001,176	143,636
		524,016
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - 0.9%
Owens-Illinois, Inc. (a)	2,575,700	$ 64,753
Packaging Corp. of America	1,078,700	26,202
		90,955
TOTAL MATERIALS		614,971
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.4%
BellSouth Corp.	1,233,500	32,429
SBC Communications, Inc.	2,425,100	57,451
Verizon Communications, Inc.	1,559,000	55,345
		145,225
UTILITIES - 0.4%
Electric Utilities - 0.4%
PG&E Corp.	1,289,800	43,982
TOTAL COMMON STOCKS (Cost $9,116,456)		10,107,001
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Thrifts & Mortgage Finance - 0.2%
Fannie Mae 5.375%	270	25,329
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Procket Networks, Inc. Series C (a)(c)	1,612,868	0
TOTAL CONVERTIBLE PREFERRED STOCKS		25,329
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Geneprot, Inc. Series A (a)(c)	710,000	611
TOTAL PREFERRED STOCKS (Cost $48,099)		25,940
Money Market Funds - 1.7%
	Shares	Value (000s)
Fidelity Cash Central Fund, 2.73% (b) (Cost $172,598)	172,598,089	$ 172,598
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $9,337,153)		10,305,539
NET OTHER ASSETS - 0.4%		38,045
NET ASSETS - 100%		$ 10,343,584
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $611,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Geneprot, Inc. Series A	7/7/00	$ 3,905
Procket Networks, Inc. Series C	11/15/00 - 2/9/01	$ 15,929
Income Tax Information

At March 31, 2005, the aggregate cost of investment securities for income tax purposes was $9,386,431,000. Net unrealized appreciation aggregated $919,108,000, of which $1,342,663,000 related to appreciated investment securities and $423,555,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Fifty

March 31, 2005

FIF-QTLY-0505

1.799847.101

Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 17.0%
Hotels, Restaurants & Leisure - 11.0%
Carnival Corp. unit	811,400	$ 42,038,634
Kerzner International Ltd. (a)	382,550	23,423,537
McDonald's Corp.	353,100	10,995,534
Starwood Hotels & Resorts Worldwide, Inc. unit	209,500	12,576,285
		89,033,990
Internet & Catalog Retail - 0.5%
eBay, Inc. (a)	118,400	4,411,584
Leisure Equipment & Products - 2.0%
Brunswick Corp.	356,900	16,720,765
Media - 1.3%
McGraw-Hill Companies, Inc.	39,900	3,481,275
Radio One, Inc. Class D (non-vtg.) (a)	466,975	6,887,881
		10,369,156
Specialty Retail - 2.2%
Chico's FAS, Inc. (a)	255,100	7,209,126
The Children's Place Retail Stores, Inc. (a)	218,542	10,435,381
		17,644,507
TOTAL CONSUMER DISCRETIONARY		138,180,002
CONSUMER STAPLES - 1.9%
Food & Staples Retailing - 1.9%
CVS Corp.	140,400	7,387,848
Walgreen Co.	182,300	8,097,766
		15,485,614
ENERGY - 4.5%
Energy Equipment & Services - 3.6%
Halliburton Co.	199,400	8,624,050
Nabors Industries Ltd. (a)	297,600	17,600,064
Weatherford International Ltd. (a)	56,600	3,279,404
		29,503,518
Oil & Gas - 0.9%
Valero Energy Corp.	93,500	6,850,745
TOTAL ENERGY		36,354,263
Common Stocks - continued
	Shares	Value
FINANCIALS - 6.6%
Commercial Banks - 2.4%
Wells Fargo & Co.	331,400	$ 19,817,720
Consumer Finance - 4.2%
American Express Co.	667,200	34,274,064
TOTAL FINANCIALS		54,091,784
HEALTH CARE - 6.5%
Health Care Equipment & Supplies - 0.7%
DENTSPLY International, Inc.	96,900	5,272,329
Health Care Providers & Services - 5.1%
Henry Schein, Inc. (a)	583,600	20,916,224
UnitedHealth Group, Inc.	215,800	20,583,004
		41,499,228
Pharmaceuticals - 0.7%
Novo Nordisk AS sponsored ADR	106,400	5,939,248
TOTAL HEALTH CARE		52,710,805
INDUSTRIALS - 18.6%
Aerospace & Defense - 5.7%
Honeywell International, Inc.	240,000	8,930,400
Precision Castparts Corp.	316,500	24,373,665
The Boeing Co.	149,800	8,757,308
United Technologies Corp.	44,500	4,523,870
		46,585,243
Airlines - 2.7%
Ryanair Holdings PLC sponsored ADR (a)	505,000	22,103,850
Commercial Services & Supplies - 7.0%
Dun & Bradstreet Corp. (a)	87,800	5,395,310
Korn/Ferry International (a)	920,700	17,520,921
Monster Worldwide, Inc. (a)	402,000	11,276,100
Sothebys Holdings, Inc. Class A (ltd. vtg.) (a)	598,300	10,147,168
Universal Technical Institute, Inc. (a)	326,400	12,011,520
		56,351,019
Construction & Engineering - 1.0%
Jacobs Engineering Group, Inc. (a)	154,700	8,032,024
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 2.2%
General Electric Co.	377,900	$ 13,627,074
Walter Industries, Inc.	96,200	4,093,310
		17,720,384
TOTAL INDUSTRIALS		150,792,520
INFORMATION TECHNOLOGY - 30.7%
Communications Equipment - 1.7%
QUALCOMM, Inc.	380,300	13,937,995
Computers & Peripherals - 6.9%
Dell, Inc. (a)	202,600	7,783,892
Seagate Technology	2,249,000	43,967,950
UNOVA, Inc. (a)	217,700	4,495,505
		56,247,347
Electronic Equipment & Instruments - 0.6%
AU Optronics Corp. sponsored ADR	320,300	4,695,598
Internet Software & Services - 5.4%
Google, Inc. Class A (sub. vtg.)	123,800	22,347,138
Yahoo!, Inc. (a)	621,700	21,075,630
		43,422,768
IT Services - 4.0%
Automatic Data Processing, Inc.	18,400	827,080
Infosys Technologies Ltd.	615,696	31,820,241
		32,647,321
Semiconductors & Semiconductor Equipment - 3.2%
Applied Materials, Inc.	272,400	4,426,500
Intel Corp.	405,500	9,419,765
Maxim Integrated Products, Inc.	296,600	12,122,042
		25,968,307
Software - 8.9%
Microsoft Corp.	1,662,700	40,187,459
NAVTEQ Corp.	359,400	15,579,990
Siebel Systems, Inc. (a)	1,817,179	16,590,844
		72,358,293
TOTAL INFORMATION TECHNOLOGY		249,277,629
Common Stocks - continued
	Shares	Value
MATERIALS - 10.5%
Chemicals - 3.1%
Monsanto Co.	164,700	$ 10,623,150
Potash Corp. of Saskatchewan	82,700	7,256,593
Praxair, Inc.	144,200	6,901,412
		24,781,155
Metals & Mining - 7.4%
Carpenter Technology Corp.	143,600	8,531,276
Companhia Vale do Rio Doce sponsored ADR	471,800	14,913,598
Massey Energy Co.	571,100	22,866,844
Phelps Dodge Corp.	139,100	14,150,643
		60,462,361
TOTAL MATERIALS		85,243,516
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 1.0%
Sprint Corp.	356,600	8,112,650
Wireless Telecommunication Services - 2.1%
Vodafone Group PLC sponsored ADR	654,600	17,386,176
TOTAL TELECOMMUNICATION SERVICES		25,498,826
TOTAL COMMON STOCKS (Cost $695,559,726)		807,634,959
Money Market Funds - 3.4%
	Shares	Value
Fidelity Cash Central Fund, 2.73% (b)	5,420,256	$ 5,420,256
Fidelity Securities Lending Cash Central Fund, 2.74% (b)(c)	21,968,700	21,968,700
TOTAL MONEY MARKET FUNDS (Cost $27,388,956)		27,388,956
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $722,948,682)		835,023,915
NET OTHER ASSETS - (2.8)%		(22,906,857)
NET ASSETS - 100%		$ 812,117,058
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
Income Tax Information

At March 31, 2005, the aggregate cost of investment securities for income tax purposes was $723,108,960. Net unrealized appreciation aggregated $111,914,955, of which $128,419,922 related to appreciated investment securities and $16,504,967 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Growth & Income II
Portfolio

March 31, 2005

GII-QTLY-0505

1.799848.101

Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.7%
	Shares	Value
CONSUMER DISCRETIONARY - 24.4%
Hotels, Restaurants & Leisure - 0.6%
Carnival Corp. unit	20,900	$ 1,082,829
Media - 19.9%
E.W. Scripps Co. Class A	86,600	4,221,750
EchoStar Communications Corp. Class A	493,700	14,440,725
Harte-Hanks, Inc.	22,600	622,856
News Corp. Class B	141,000	2,483,010
Omnicom Group, Inc.	177,300	15,694,597
		37,462,938
Multiline Retail - 3.0%
Kohl's Corp. (a)	108,600	5,607,018
Textiles, Apparel & Luxury Goods - 0.9%
Liz Claiborne, Inc.	24,400	979,172
Reebok International Ltd.	18,200	806,260
		1,785,432
TOTAL CONSUMER DISCRETIONARY		45,938,217
CONSUMER STAPLES - 14.8%
Beverages - 1.0%
The Coca-Cola Co.	43,600	1,816,812
Food & Staples Retailing - 6.8%
Costco Wholesale Corp.	61,600	2,721,488
Wal-Mart Stores, Inc.	138,620	6,946,248
Walgreen Co.	72,900	3,238,218
		12,905,954
Food Products - 0.1%
Campbell Soup Co.	5,100	148,002
ConAgra Foods, Inc.	2,000	54,040
		202,042
Household Products - 3.1%
Clorox Co.	1,000	62,990
Colgate-Palmolive Co.	38,200	1,992,894
Kimberly-Clark Corp.	58,200	3,825,486
		5,881,370
Personal Products - 2.1%
Gillette Co.	77,600	3,917,248
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 1.7%
Altria Group, Inc.	47,930	$ 3,134,143
TOTAL CONSUMER STAPLES		27,857,569
ENERGY - 5.4%
Oil & Gas - 5.4%
BP PLC sponsored ADR	45,100	2,814,240
Exxon Mobil Corp.	122,292	7,288,603
Williams Companies, Inc.	2,400	45,144
		10,147,987
FINANCIALS - 22.2%
Capital Markets - 12.4%
Goldman Sachs Group, Inc.	34,000	3,739,660
Merrill Lynch & Co., Inc.	140,600	7,957,960
Morgan Stanley	176,400	10,098,900
Northern Trust Corp.	37,477	1,628,001
		23,424,521
Commercial Banks - 4.8%
Wells Fargo & Co.	152,700	9,131,460
Consumer Finance - 1.0%
American Express Co.	35,300	1,813,361
Insurance - 4.0%
Allstate Corp.	21,600	1,167,696
American International Group, Inc.	68,330	3,786,165
PartnerRe Ltd.	15,300	988,380
St. Paul Travelers Companies, Inc.	44,281	1,626,441
		7,568,682
TOTAL FINANCIALS		41,938,024
HEALTH CARE - 2.4%
Health Care Equipment & Supplies - 0.6%
Alcon, Inc.	13,400	1,196,486
Pharmaceuticals - 1.8%
Abbott Laboratories	24,700	1,151,514
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	63,500	$ 1,668,145
Wyeth	11,200	472,416
		3,292,075
TOTAL HEALTH CARE		4,488,561
INDUSTRIALS - 4.4%
Aerospace & Defense - 1.2%
Lockheed Martin Corp.	15,800	964,748
Northrop Grumman Corp.	22,800	1,230,744
		2,195,492
Electrical Equipment - 0.1%
Roper Industries, Inc.	4,000	262,000
Industrial Conglomerates - 2.4%
General Electric Co.	127,920	4,612,795
Road & Rail - 0.7%
Union Pacific Corp.	18,700	1,303,390
TOTAL INDUSTRIALS		8,373,677
INFORMATION TECHNOLOGY - 5.7%
Communications Equipment - 1.5%
Cisco Systems, Inc. (a)	158,100	2,828,409
Computers & Peripherals - 0.6%
Diebold, Inc.	20,303	1,113,620
IT Services - 0.5%
Paychex, Inc.	33,200	1,089,624
Software - 3.1%
Microsoft Corp.	240,400	5,810,468
TOTAL INFORMATION TECHNOLOGY		10,842,121
MATERIALS - 2.2%
Containers & Packaging - 2.2%
Packaging Corp. of America	25,600	621,824
Smurfit-Stone Container Corp. (a)	226,618	3,505,780
		4,127,604
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 12.2%
Diversified Telecommunication Services - 12.2%
BellSouth Corp.	415,330	$ 10,919,026
SBC Communications, Inc.	134,690	3,190,806
Verizon Communications, Inc.	247,800	8,796,900
		22,906,732
TOTAL COMMON STOCKS (Cost $166,437,664)		176,620,492
Money Market Funds - 6.6%

Fidelity Cash Central Fund, 2.73% (b)	11,840,376	11,840,376
Fidelity Securities Lending Cash Central Fund, 2.74% (b)(c)	538,375	538,375
TOTAL MONEY MARKET FUNDS (Cost $12,378,751)		12,378,751
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $178,816,415)		188,999,243
NET OTHER ASSETS - (0.3)%		(526,346)
NET ASSETS - 100%		$ 188,472,897
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
Income Tax Information

At March 31, 2005, the aggregate cost of investment securities for income tax purposes was $180,055,812. Net unrealized appreciation aggregated $8,943,431, of which $22,310,658 related to appreciated investment securities and $13,367,227 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hastings Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 20, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	May 20, 2005